Financing Guarantee Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financing Guarantee Liabilities [Abstract]
Summary of Movement of gross carrying amount of financing guarantee contracts

(a)	The following table sets forth the movement of gross carrying amount of financing guarantee contracts for the year ended December 31, 2022:

	Year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)
As of January 1, 2022	64,416,918	314,451	—	64,731,369
New guarantee contracts originated	59,085,462	—	—	59,085,462
Transfers
— From stage 1 to stage 2	(5,887,854)	5,887,854	—	—
— From stage 2 to stage 1	127,068	(127,068)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(50,729,902)	(4,583,991)	—	(55,313,893)

As of December 31, 2022	67,011,692	1,491,246	—	68,502,938

(b)	The following table sets forth the movement of ECL allowance of financing guarantee contracts for the year ended December 31, 2022:

	Year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)
As of January 1, 2022	2,402,385	294,724	—	2,697,109
New guarantee contracts originated	980,980	—	—	980,980
Transfers
— From stage 1 to stage 2	(4,514,480)	4,514,480	—	—
— From stage 2 to stage 1	114,996	(114,996)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(2,201,596)	(4,336,572)	—	(6,538,168)
Remeasurements	7,593,435	1,030,013	—	8,623,448

As of December 31, 2022	4,375,720	1,387,649	—	5,763,369

(c)	The following table sets forth the movement of gross carrying amount of financing guarantee contracts for the year ended December 31, 2023:

	Year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)
As of January 1, 2023	67,011,692	1,491,246	—	68,502,938
New guarantee contracts originated	38,342,179	—	—	38,342,179
Transfers
— From stage 1 to stage 2	(7,000,050)	7,000,050	—	—
— From stage 2 to stage 1	334,007	(334,007)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(44,798,214)	(7,143,416)	—	(51,941,630)

As of December 31, 2023	53,889,614	1,013,873	—	54,903,487

(d)	The following table sets forth the movement of ECL allowance of financing guarantee contracts for the year ended December 31, 2023:

	Year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)
As of January 1, 2023	4,375,720	1,387,649	—	5,763,369
New guarantee contracts originated	676,224	—	—	676,224
Transfers
— From stage 1 to stage 2	(5,805,478)	5,805,478	—	—
— From stage 2 to stage 1	313,688	(313,688)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(2,830,662)	(6,733,874)	—	(9,564,536)
Remeasurements	6,501,258	809,217	—	7,310,475

As of December 31, 2023	3,230,750	954,782	—	4,185,532

(e)	The following table sets forth the movement of gross carrying amount of financing guarantee contracts for the year ended December 31, 2024:

	Year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2024	53,889,614	1,013,873	—	54,903,487
New guarantee contracts originated	65,141,133	—	—	65,141,133
Transfers
— From stage 1 to stage 2	(4,928,503)	4,928,503	—	—
— From stage 2 to stage 1	210,646	(210,646)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(46,944,282)	(5,083,315)	—	(52,027,597)

As of December 31, 2024	67,368,608	648,415	—	68,017,023

(f)	The following table sets forth the movement of ECL allowance of financing guarantee contracts for the year ended December 31, 2024:

	Year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2024	3,230,750	954,782	—	4,185,532
New guarantee contracts originated	1,384,484	—	—	1,384,484
Transfers
— From stage 1 to stage 2	(4,087,051)	4,087,051	—	—
— From stage 2 to stage 1	195,357	(195,357)	—	—
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(2,364,552)	(4,744,347)	—	(7,108,899)
Remeasurements	5,264,775	492,087	—	5,756,862

As of December 31, 2024	3,623,763	594,216	—	4,217,979